Share Capital - Common Shares (Details) - Common shares - CAD		12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Equity, beginning, shares		1,005,451,854	984,328,915
Stock dividends (in shares)			21,122,939
Shares cancellation (in shares)		(331,842)
Equity, ending, shares		1,005,120,012	1,005,451,854
Issued capital, beginning balance (in shares)		CAD 7,296,000,000	CAD 7,000,000,000
Stock dividends paid			296,000,000
Share cancellation		(3,000,000)
Issued capital, ending balance (in shares)		7,293,000,000	7,296,000,000
Dividend payables (in CAD per share)		CAD 0	CAD 0
Common share dividends declared (in CAD per share)	CAD 0.075